Neuberger Berman Advisers Management Trust®
Supplement to the Summary Prospectuses, Prospectuses, and the Statement of Additional Information of Mid Cap Growth Portfolio

Neuberger Berman Equity Funds®
Supplement to the Summary Prospectuses, Prospectuses, and the Statement of Additional Information of Neuberger Berman International Small Cap Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Small Cap Growth Fund

This supplement describes important changes affecting Mid Cap Growth Portfolio, Neuberger Berman International Small Cap Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Small Cap Growth Fund (the “Funds”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.

Effective immediately, Mr. Chad Bruso and Mr. Trevor Moreno have been made associate portfolio managers of Mid Cap Growth Portfolio and Neuberger Berman Mid Cap Growth Fund.

Effective immediately, Mr. Chad Bruso and Mr. Trevor Moreno have been made co-portfolio managers of Neuberger Berman Small Cap Growth Fund.

Effective immediately, the Funds’ summary prospectuses and prospectuses are revised as follows:

(a) The section titled “Portfolio Managers” in the summary prospectuses and prospectuses for  Neuberger Berman International Small Cap Fund is deleted in its entirety and replaced with the following:

Portfolio Manager
The Fund is managed by David Bunan (Managing Director of the Manager). He has managed the Fund since its inception in 2016.

(b) The section titled “Portfolio Managers” in the summary prospectuses and prospectuses for Mid Cap Growth Portfolio and Neuberger Berman Mid Cap Growth Fund is deleted in its entirety and replaced with the following:

Portfolio Managers
The Fund is managed by Portfolio Manager Kenneth J. Turek (Managing Director of the Manager) and Associate Portfolio Managers Chad Bruso (Senior Vice President of the Manager) and Trevor Moreno (Senior Vice President of the Manager). Mr. Turek has managed the Fund since 2003 and Messrs. Bruso and Moreno have managed the Fund since January 2020.

(c) The section titled “Portfolio Manager” in the summary prospectuses and prospectuses for Neuberger Berman Small Cap Growth Fund is deleted in its entirety and replaced with the following:

Portfolio Managers
The Fund is co-managed by Portfolio Manager Kenneth J. Turek (Managing Director of the Manager), Chad Bruso (Senior Vice President of the Manager) and Trevor Moreno (Senior Vice President of the Manager. They have managed the Fund since November 2015. Messrs. Bruso and Moreno joined as Associate Portfolio Managers in November 2015 and became co-Portfolio Managers in January 2020.

(d) The section titled “Management of the Fund — Portfolio Managers - Neuberger Berman International Small Cap Fund” in the prospectuses for Neuberger Berman International Small Cap Fund is deleted in its entirety and replaced with the following:

David Bunan is a Managing Director of the Manager. Mr. Bunan joined the firm in 2008 and has been the Portfolio Manager of the Fund since its inception in 2016.

(e) The second paragraph in the section titled “Management of the Fund — Portfolio Manager” in the prospectuses for Mid Cap Growth Portfolio and the section titled “Management of the Fund — Portfolio Managers - Neuberger Berman Mid Cap Growth Fund” in the prospectuses for Neuberger Berman Mid Cap Growth Fund is deleted in its entirety and replaced with the following:

Kenneth J. Turek is a Managing Director of the Manager. Mr. Turek has been the Portfolio Manager of the Fund since 2003.

Chad Bruso is a Senior Vice President of the Manager. He joined the firm in 2006 and has managed the Fund since January 2020.

Trevor Moreno is a Senior Vice President of the Manager. He joined the firm in 2014 and has managed the Fund since January 2020. Prior to joining the firm, he was an assistant portfolio manager and equity analyst at an investment company.

(f) The section titled “Management of the Funds — Portfolio Managers - Neuberger Berman Small Cap Growth Fund” in the prospectuses for Neuberger Berman Small Cap Growth Fund is deleted in its entirety and replaced with the following:

Kenneth J. Turek is a Managing Director of the Manager. He joined the firm in 2002 and has managed the Fund since November 2015.

Chad Bruso is a Senior Vice President of the Manager. He joined the firm in 2006. He has been co-Portfolio Manager of the Fund since January 2020 and before that was an Associate Portfolio Manager of the Fund since November 2015.

Trevor Moreno is a Senior Vice President of the Manager. He joined the firm in 2014. He has been co-Portfolio Manager of the Fund since January 2020 and before that was an Associate Portfolio Manager of the Fund since November 2015. Prior to joining the firm, he was an assistant portfolio manager and equity analyst at an investment company.

The date of this supplement is January 16, 2020.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com